CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2025
Disclosure of commitments and contingencies [Abstract]
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS	CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
Ternium is from time to time subject to various claims, lawsuits and other legal proceedings, including customer, employee, tax and environmental-related claims, in which third parties are seeking payment for alleged damages, reimbursement for losses, or indemnity. Management with the assistance of legal counsel periodically reviews the status of each significant matter and assesses potential financial exposure.
Some of these claims, lawsuits and other legal proceedings involve highly complex issues, and often these issues are subject to substantial uncertainties and, therefore, the probability of loss and an estimation of damages are difficult to ascertain. Accordingly, with respect to a large portion of such claims, lawsuits and other legal proceedings, Ternium is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, Ternium has not accrued a provision for the potential outcome of these cases.
If a potential loss from a claim, lawsuit or other proceeding is considered probable and the amount can be reasonably estimated, a provision is recorded. Accruals for loss contingencies reflect a reasonable estimate of the losses to be incurred based on information available to management as of the date of preparation of the consolidated financial statements and take into consideration litigation and settlement strategies. In a limited number of ongoing cases, Ternium was able to make a reliable estimate of the expected loss or range of probable loss and has accrued a provision for such loss but believes that publication of this information on a case-by-case basis would seriously prejudice Ternium’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency but has not disclosed its estimate of the range of potential loss.
The Company believes that the aggregate provisions recorded for potential losses in its consolidated financial statements are adequate based upon currently available information. However, if management’s estimates prove incorrect, current reserves could be inadequate and Ternium could incur a charge to earnings which could have a material adverse effect on Ternium’s results of operations, financial condition, net worth and cash flows.

(i) Tax claims and other contingencies
The tax claims and other contingencies recognized at the increase of the participation of Usiminas are included in note 3.
(a) Provision for ongoing litigation related to the acquisition of a participation in Usiminas
The Company is party to a longstanding lawsuit filed in Brazil by Companhia Siderúrgica Nacional, or CSN, and various entities affiliated with CSN against Ternium Investments, its subsidiary Ternium Argentina, and Tenaris’s subsidiary Confab, all of which compose the T/T Group under the Usiminas shareholders agreement. The entities named in the CSN lawsuit had acquired participations in Usiminas in January 2012. The CSN lawsuit alleges that, under applicable Brazilian laws and rules, the acquirers were required to launch a tag-along tender offer to all non-controlling holders of Usiminas ordinary shares for a price per share equal to 80% of the price per share paid in such acquisition, or BRL28.8, and seeks an order to compel the acquirers to launch an offer at that price plus interest. If so ordered, the offer would need to be made to 182,609,851 ordinary shares of Usiminas not belonging to the Usiminas control group. Ternium Investments and Ternium Argentina’s respective shares in the offer would be 60.6% and 21.5%.
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On September 23, 2013, the first instance court dismissed the CSN lawsuit, and on February 8, 2017, the court of appeals maintained the understanding of the first instance court. CSN filed an appeal to the Superior Court of Justice (SCJ), seeking the review and reversal of the decision issued by the Court of Appeals, and on March 7, 2023, the SCJ, by majority vote, rejected CSN’s appeal.

CSN made several submissions in connection with the SCJ decision, including a motion for clarification that challenged the merits of the SCJ decision. Decisions at the SCJ are adopted by majority vote. At an October 17, 2023 session, two justices of the SCJ voted in favor of remanding the case to the first instance for it to be retried following production and assessment of the new evidence, and two justices of the SCJ voted, without requiring any further evidence, in favor of granting CSN’s motion for clarification and reversing the March 7, 2023 decision that rejected CSN’s appeal; because the fifth member of SCJ excused himself from voting, a justice from another panel at the SCJ was summoned to produce the tie-breaking vote. On June 18, 2024, the SCJ completed its voting on CSN’s motion for clarification and reversed, by majority vote, its March 7, 2023 decision, and resolved that Ternium Investments, its subsidiary Ternium Argentina and Tenaris’s subsidiary Confab should pay CSN an indemnification in connection with the acquisition by the T/T Group of the participations in Usiminas in January 2012, with CSN being allowed to retain ownership of the Usiminas ordinary shares it currently owns.

On August 1, 2024, Ternium Investments, Ternium Argentina and the other T/T Group entities filed a motion for clarification against the SCJ decision and, subsequently, CSN filed its reply. On December 6, 2024, the SCJ rejected this motion for clarification, confirming the obligation of the T/T Group entities to pay indemnification in connection with the 2012 acquisition of the participations in Usiminas. Notwithstanding the foregoing, the SCJ unanimously resolved to modify the applicable monetary adjustment mechanism and to cap the applicable attorney’s fees, thereby lowering the aggregate amount that would be payable if CSN ultimately prevails in this claim. Based on such SCJ decision, assuming monetary adjustment through December 31, 2025, and attorney’s fees in the amount of BRL 5 million, the aggregate amount potentially payable by Ternium Investments and Ternium Argentina if CSN finally prevails on its claims would be of approximately BRL 2,143.9 million (BRL 1,875.9 million as of December 31, 2024) and BRL 759.0 million (BRL 664.1 million as of December 31, 2024). The foregoing amounts, if the BRL/$ rate as of December 31, 2025, is used, are equivalent to approximately $389.6 million ($302.9 million as of December 31, 2024, it the BRL/$ rate as of such date is used) and $138.0 million ($107.3 million as of December 31, 2024, it the BRL/$ rate as of such date is used).
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The Company continues to believe that all of CSN's claims and allegations are unsupported and without merit, as confirmed by several opinions of Brazilian legal counsel, two decisions issued by the Brazilian securities regulator in February 2012 and December 2016, the first and second instance court decisions and the March 7, 2023 SCJ decision referred to above, and that in connection with the Usiminas acquisition the T/T Group was not required either to launch a tender offer or to pay indemnification to CSN. Accordingly, on February 10, 2025, Ternium filed an extraordinary appeal against the SCJ decisions that ordered an indemnification payment, seeking their review and reversal by the Supreme Federal Tribunal. On September 10, 2025, the Vice-President of the SCJ, without examining the merits, denied leave to proceed with the extraordinary appeal as to certain arguments and ruled it inadmissible as to certain others, and on October 2, 2025, Ternium and the other T/T Group entities filed an internal appeal for the special court of the SCJ to reconsider the denial of leave to proceed and a concurrent appeal against the inadmissibility ruling for the Supreme Federal Tribunal to consider admissibility of the extraordinary appeal directly. On November 26, 2025, the first appeal was dismissed by the SCJ special court while the other appeal has not yet been ruled by the Supreme Federal Tribunal. The Company cannot predict the ultimate resolution on the matter.

(b) Tax assessments relating to the use of certain ICMS tax credits
The Imposto Sobre Operações Relativas à Circulação de Mercadorias e Serviços, or ICMS, is a Brazilian value-added tax on the services (inter-states) and the transfer of goods in Brazil. Payment of ICMS generates tax credits that, subject to applicable law, rules and regulations, may be either used to offset ICMS payment obligations generated in connection with domestic sales of products and services, or sold and transferred to third parties.
The Rio de Janeiro State Treasury Office is challenging the use by Ternium Brasil of ICMS tax credits generated in connection with purchases of refractory materials in the period from December 2010 through December 2016, and intends to assess taxes and impose fines on Ternium Brasil on the argument that such materials may not be qualified as “raw materials” or “intermediary products” but as “goods for consumption” and, accordingly, ICMS tax credits generated in connection with their purchase are not available and may not be used to offset ICMS payment obligations generated in connection with Ternium Brasil’s domestic sales of carbon steel slabs. Ternium Brasil has appealed against the Rio de Janeiro State Treasury Office tax assessments and fines. A provision in the amount of $57.7 million was recorded as of the acquisition date in connection with this matter ($33.0 million and $29.3 million as of December 31, 2025 and 2024, respectively).

(c) BP Energía México (BPEM) – Arbitration process

On February 2022, BP Energía México (“BPEM”) started an arbitration process against Gas Industrial de Monterrey, S.A. de C.V. (“GIMSA”), Ternium México and Ternium Gas México (“Respondents”), claiming payment for the gas supply from February 12 to February 28, 2021, for $27.6 million, $12.4 million, and $2.4 million, plus V.A.T. and interest, respectively. On June 9, 2024, after the arbitration process was completed, the arbitration award was notified and the Arbitration Tribunal ordered the Respondents to pay BPEM $22.0 million, $9.9 million and $2.1 million, plus V.A.T. and interest, respectively. Additionally, the Parties were ordered to pay expenses and costs for $2.4 million. As of September 30, 2024, the Company recognized a provision of $34.2 million in its consolidated condensed interim financial statements.
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On October 25, 2024, the parties reached an agreement settling the reciprocal claims, and all parties formally dismissed the legal actions initiated with respect to the arbitration award.

(d) PIS and COFINS credits defense action - Usiminas

In August 2024, the Federal Government had filed two new tax claims for a total of approximately BRL 503 million ($92 million; BRL 562 million or $102 million as of December 31, 2025). The contingencies are related to tax assessments that partially approved offset statements through which Usiminas claimed PIS and COFINS credits arising from a final court decision, which discussed the exclusion of ICMS from the calculation basis of said contributions. The tax authority disagreed with the calculation methodology adopted by Usiminas. Usiminas filed a defense action in the aforementioned proceedings, arguing that the calculations are correct and the credit rights should be recognized.

(ii) Commitments
The following are Ternium’s main off-balance sheet commitments:
(a) Ternium Argentina signed agreements, mainly with Vale S.A. and LHG Mining, to cover 80% of its required iron ore, pellets and iron ore fines volumes until December 31, 2027, for a estimated total amount of $259 million. Although they do not set a minimum amount or a minimum commitment to purchase a fixed volume, under certain circumstances a penalty is established for the party that fails of:

- 7% in case the annual operated volume is between 70% and 75% of the total volume of purchases of the Company; such percentage is applied over the difference between the actual purchased volume and the 80% of the total volume of purchases.
- 15% in case the annual operated volume is lower than 70% of the total volume of purchases of the Company; such percentage is applied over the difference between the actual purchased volume and the 80% of the total volume of purchases.

(b) Ternium Argentina also signed various contracts for the provision and transportation of natural gas, including Tecpetrol and Energy Consulting Services S.A., both related companies of Ternium, assuming firm commitments for a total of $46.3 million until April 2028. Additionally, Ternium Argentina signed contracts for gas transportation with Transportadora de Gas del Norte S.A., a related company of Ternium, assuming firm commitments for a total of $16.8 million payable until April 2028.

(c) Ternium Argentina signed an agreement with Air Liquide Argentina S.A. for the supply of oxygen, nitrogen and argon, for an aggregate amount of $52.0 million, which is due to terminate in 2037.

(d) Ternium Argentina signed various contracts within its investment plan for the future acquisition of Property, plant and equipment for a total of $18.0 million, and also subscribed various contracts for the maintenance and the operation of the wind farm for a total of $53.3 million payable until the year 2054.
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(e) On April 24, 2017, Ternium Mexico entered into a 25-year contract (effective as of December 1, 2016, through December 1, 2041) with Techgen, S.A. de C.V. for the supply of 699 MW (which represents 78% of Techgen’s capacity) and covers most of Ternium Mexico’s facilities electricity needs. Monthly payments are determined on the basis of capacity charges, operation costs, back-up power charges, and transmission charges. As of the seventh contract year (as long as Techgen’s existing or replacing bank facility has been repaid in full), Ternium Mexico has the right to suspend or early terminate the contract if the rate payable under the agreement is higher than the rate charged by Comisión Federal de Electricidad (“CFE”) or its successors. Ternium Mexico may instruct Techgen to sell to any affiliate of Ternium Mexico, to CFE, or to any other third party all or any part of unused contracted energy under the agreement and Ternium Mexico will benefit from the proceeds of such sale. The contract with Techgen is under the Self Supply Scheme. According to this regulatory scheme, CFE needs to authorize the sale of energy to other third party final users. On August 27, 2021, Ternium México and Techgen signed an amendment to the contract to establish changes in the supply to Ternium; these changes were mainly connected to a new direct transmission line between Techgen and Ternium's Pesqueria Site for the direct supply of electricity to this site.
(f) Ternium México issued a guarantee letter covering up to approximately $28.8 million of the obligations of Gas Industrial de Monterrey, S.A. de C.V. (“GIMSA”), under the natural gas trading agreement between GIMSA and NEG Natural S.A. de C.V. (“NEG”). The credit line granted by NEG in connection with this natural gas trading agreement amounted to approximately $21.6 million. As of December 31, 2025, the outstanding amount under the natural gas trading agreement was $9.5 million, which is below the amount included in the guarantee letter issued by Ternium México.
(g) Ternium Mexico issued a guarantee letter covering up to approximately $57.2 million of the obligations of Techgen S.A. de C.V. ("Techgen") under the Clean Energy Certificates trading agreement between Techgen and Enel Green Power ("ENEL"). The amount equals the remnant balance if Techgen decides to terminate the agreement prior to the expiration date (and decreases as time of the contract passes). The contract was signed on May 25, 2018, and terminates on June 30, 2041.
(h) In April 2025, Ternium Mexico entered into an amendment agreement for the industrial gas supply with Praxair Mexico for the Guerrero, Juventud and Universidad facilities, originally signed in June 2008. As of December 31, 2025, the agreement considers a minimum annual oxygen consumption of 96 million cubic meters, valued at approximately $4.5 million per year, valid until September 2029. The Company is in compliance with the minimum annual quotas established, which represent less than half of the average annual consumption.

(i) On May 9, 2018, Ternium Mexico entered into a 10-year contract (effective as of July 1, 2018) with Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Border Pipeline L.L.C. for the transportation of natural gas in the United States of America (Texas). The contracted capacity is 60,000 MMBTU/day and the annual cost is approximately $3.7 million.
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(j) On December 30, 2019, Ternium Mexico entered into a 15-year contract (effective as of July 1, 2021) with Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Gas Natural de México S. de R.L. de C.V. for the transportation of natural gas in the United States of America (Texas) and in Mexico. The contracted capacity is 31,000 MMBTU/day and the annual cost is approximately $4.8 million.

(k) In February 2023, Ternium's Board of Directors approved a new project in Pesquería, which involves the construction of an electric arc furnace and a direct reduced iron plant. As of December 31, 2025, Ternium México has commitments for property, plant and equipment for an amount of approximately $535.4 million in Euros, Mexican pesos and U.S. dollars. These commitments are mainly covered by currency derivative financial instruments as commented in note 22 in these Consolidated Financial Statements.
(l) Techgen is a party to gas transportation capacity agreements with Kinder Morgan Gas Natural de Mexico, S. de R.L. de C.V., Kinder Morgan Texas Pipeline LLC and Kinder Morgan Tejas Pipeline LLC for the whole transportation capacity starting on August 1, 2016 and ending during the second half of 2036. As of December 31, 2025, the outstanding value of this commitment was approximately $150.4 million. Ternium’s exposure under the guarantee in connection with these agreements amounts to $72.2 million, corresponding to the 48% of the agreements’ outstanding value as of December 31, 2025.
(m) Ternium issued two stand-by letters of credit covering 48% of the funding of a debt service reserve account under a syndicated loan agreement between Techgen and several banks led by Citigroup Global Markets Inc., Credit Agricole Corporate and Investment Bank, and Natixis, New York Branch acting as joint bookrunners. The loan agreement dated as of February 13, 2019, amounted to $640 million and the proceeds were used by Techgen to refinance in full all amounts owed under a previous syndicated loan between Techgen and several banks, which funds were used in the construction of the facility. As of December 31, 2025, the outstanding aggregated amount under the stand-by letters of credit was $44.1 million, as a result the amount guaranteed by Ternium was approximately $21.2 million.
(n) During 2006, CSA, the predecessor of Ternium Brasil, has entered into a 15-year contract denominated “Contrato de comercialização de energia elétrica no ambiente regulado - CCEAR por disponibilidade” to provide electric energy to 24 distributors starting on 2011. Under this contract, Ternium Brasil has to provide 200 MW average per year and the price is adjusted by the Brazilian inflation index. The penalty for not delivering the volume of energy of the contract is the difference between the spot price and the unit variable cost (calculated and published by the Agéncia Nacional de Energía Elétrica), calculated per hour. This contract ended in December 2025.

(o) Ternium Brasil signed an exclusivity agreement with Vale S.A. for the purchase of iron ore (pellets, sinter feed and lump ore), which is due to terminate in 2029. The total purchased volume, in accordance with the actual production capacity, is of approximately 8.0 million tons per year. Ternium Brasil has not the obligation to take or pay the mentioned volume and only should pay logistic costs in case of not purchasing the contracted volume.
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(p) Ternium Brasil also signed on March 2024 a contract with Primetals Technologies Brazil Ltda. for caster equipment maintenance services for the steel plant. As of December 31, 2025, the outstanding amount of the mentioned services was approximately $135.3 million and is due to terminate in March 2034. The agreement prevents the delivery of the minimum take-or-pay volume by Ternium and a minimum quantity of contracted hours by Primetals.
(q) Ternium Brasil is a party to a long-term contract with the Consortium formed by Air Liquide Brasil Ltda., AirSteel Ltda., White Martins Gases Industriais Ltda., White Martins Steel Ltda. and ThyssenKrupp MinEnergy GmbH for the supply of air, oxygen, nitrogen and argon to satisfy the requirements up to January 2029. The outstanding amount was approximately $97.2 million as of December 31, 2025. The contract has minimum daily-required volumes.
(r) Ternium Brasil, for its activity of energy generation through gas and steam turbines, signed on March 2017 a contract with GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda. for the maintenance services of such turbines (including the supply of spare parts) for a period of 20 years. This agreement was extended for an additional period of 4 years. As of December 31, 2025, the outstanding amount of this commitment was $165.7 million.
(s) Ternium Brasil signed in December 2023 a contract with Vix Logística S.A. for logistics supply chain operations. This agreement is due to terminate in April 2029 and the outstanding amount was $32.2 million as of December 31, 2025. The contract has minimum required volumes and a penalty for early termination.

(t) Ternium Brasil signed on January 2024 a contract with Petrobras S.A. for the supply of petcoke. As of December 31, 2025, the outstanding amount of the agreement was approximately $20.1 million and is due to terminate in February 2026. The contract has minimum required volumes.

(u) Ternium Brasil signed on September 2024 a contract with Petrobrás S.A. for the supply of natural gas on free market. This agreement started on October 1, 2024. As of December 31, 2025, the outstanding amount for this agreement was approximately $110.6 million. This agreement is due to terminate in December 2029. The contract has minimum required volumes.

(v) Ternium Brasil entered into an agreement with LSI Logística S.A. for the rental of mobile equipment for maintenance and operations. The contract is due to terminate in March 2028 and has a penalty for early termination. As of December 31, 2025, the outstanding amount was $32.8 million.

(w) As of December 31, 2025, Usiminas’ commitments for the acquisition of immobilized assets totaled $108.9 million and are intended, mainly, for adaptation, reforms, and improvements in the primary areas of Ipatinga, increase in quality, reduction of costs, maintenance, technological updating of equipment and environmental protection.
25.    CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (continued)

(x) In July 2011, Usiminas Mineração S.A. subscribed an agreement with MBL Materiais Básicos Ltda, related to the mining rights adjacent to its mining reserves. On October 15, 2012, the agreement was authorized by the National Mining Agency (ANM). It has a duration of 30 years, or until the complete depletion of these mineral reserves. The monthly payments are linked to the volume of iron ore extracted from the areas covered by the agreement. Since 2015, a minimum annual volume of 3.6 million metric tons was established. If the annual volume of iron ore extracted is below the minimum volume, a payment under a take-or-pay arrangement will be due, calculated as the difference between the minimum volume and the volume effectively extracted. The outstanding amount was approximately $346.6 million as of December 31, 2025.

(y) In January 2017, Usiminas S.A. entered into electricity purchase agreement with Cemig S.A. for the Cubatão steel plant facilities until December 2030. The contract has two ranges: the first range up to 32 MW and the second range up to 65.4 MW. The entire volume of the first range represents a take-or-pay arrangement, and if consumption reaches the second band, a lower tariff will be applied. The outstanding amount was approximately $186.8 million as of December 31, 2025.

(z) In July 2023, Usiminas S.A. entered into an electricity purchase agreement with Engie S.A. for the Ipatinga steel plant facilities until December 2026. The contract is fully take-or-pay; however, Usiminas can sell this electricity in the market at any time, and even if consumption is lower than contracted, the energy is automatically sold by the Electric Energy Commercialization Chamber (CCEE). The outstanding amount was approximately $29.4 million as of December 31, 2025.

(aa) In December 2021, Usiminas S.A. entered into a solar energy purchase agreement with Jaiba O Energias Renovaveis S.A. for the supply to the Ipatinga steel plant facilities until December 2039. Usiminas has the obligation to take or pay the agreed amount of the contract. As of December 31, 2025, the total outstanding amounted to approximately $280.9 million.

(ab) In September 2023, Usiminas S.A. entered into an electricity purchase agreement with Enel S.A. for the Ipatinga steel plant facilities until December 2026. The contract is fully take-or-pay; however, Usiminas can sell this electricity in the market at any time, and even if consumption is lower than contracted, the energy is automatically sold by the Electric Energy Commercialization Chamber (CCEE). The outstanding amount was approximately $30.3 million as of December 31, 2025.

(ac) In December 2023, Usiminas S.A. entered into an agreement with Gasmig S.A. for the supply of natural gas to the Ipatinga steel plant facilities until July 2026. The contracted capacity is 850 thousand cubic meters per day with a flexibility of plus or minus 10%. Daily, Usiminas S.A. can schedule any volume as needed, with acceptance conditioned on the availability in the Gasmig S.A. pipeline. The flexibility calculation is done on a daily basis, while the take-or-pay volume is 80% annually. The outstanding amount was approximately $25.5 million as of December 31, 2025.

(ad) Usiminas S.A. signed in September 2024 a contract with the National Operator of the Electric System (ONS) for the use of the transmission system by the Ipatinga steel plant facilities until September 2026. Usiminas has the obligation to take or pay the total contracted amount. The outstanding amount was approximately $28.0 million as of December 31, 2025.
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(ae) Usiminas S.A. signed in April 1996 a contract with White Martins Gases Industriais LTD for the supply of oxygen, nitrogen and argon for the Ipatinga steel plant until December 2032. Usiminas has the obligation to take or pay the 50% of the contracted volume. The outstanding amount was approximately $85.4 million as of December 31, 2025.

(af) Usiminas S.A. signed in July 2009 a contract with White Martins WK for the supply of oxygen, nitrogen and argon for the Cubatão steel plant until June 2032. Usiminas has the obligation to take or pay the 47.2% of the contracted volume. The outstanding amount was approximately $78.8 million as of December 31, 2025.

(ag) Usiminas S.A. signed in May 2025 contracts with VLI Multimodal S.A. for the rail transportation of steel products, iron ore and other raw materials until December 2027. The outstanding amount was approximately $314.0 million as of December 31, 2025. The contracts have minimum yearly-required volumes.

(ah) Usiminas S.A. signed in May 2025 a contract with VLI Multimodal S.A. for port and accessory services at the Port of Praia Mole until December 2027. The contract has an annual movement commitment linked to a take-or-pay agreement. The outstanding amount was approximately $58.9 million as of December 31, 2025.

(ai) Mineração Usiminas S.A. signed in June 2021 a contract with Porto Sudeste do Brasil S.A. to load iron ore vessels for export until December 2026. The contract includes exclusivity in the provision of port services for the export of the product directly or indirectly by Usiminas S.A. Exclusivity is limited to 8 million tons of product per year. A penalty is established for the party that fails the exclusivity. The outstanding amount was approximately $164.2 million as of December 31, 2025.

(aj) Usiminas S.A. signed in January 2022 a contract with MRS Logística S.A., a related company of Usiminas, for railway transportation services until December 2026. For the purposes of calculating the take-or-pay commitment, a minimum volume of 3.5 million tons and a maximum of 4.2 million tons should be considered, with a compensatory termination fine in case of early termination of the contract. The outstanding amount was approximately $37.8 million as of December 31, 2025.

(ak) Mineração Usiminas S.A. signed in September 2023 an agreement with Armac Locação Logistica e Serviços S.A. for the supply of internal material handling services from the Ouro Negro area until November 2026. The contract has a termination clause with a termination penalty of 50% of the remaining value of the contract from the 13th to the 21st month, 25% of the remaining value from the 22nd to the 24th month and no penalty from the 25th to the 36th month with 60 days' notice. The outstanding amount was approximately $14.5 million as of December 31, 2025.

(al) Usiminas S.A. entered into an agreement with Seday Transportes Ltda. for transportation services. The contract is due to terminate in November 2027 and has a penalty for early termination. As of December 31, 2025, the outstanding amount was approximately $11.9 million.
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(am) Usiminas S.A. signed in July 2025 contracts with Petrobras for the supply of the natural gas for the industrial units of Ipatinga and Cubatão, with a minimum daily consumption volume of 889 thousand cubic meters, until December 2027. The outstanding amount was approximately $346.7 million as of December 31, 2025. The flexibility calculation is done on a daily basis, while the take-or-pay volume is 70% annually. Usiminas also signed in January 2024 a purchase agreement with Petrobras for the supply of coke to support operations at the company's Ipatinga steel plant until February 2026. The agreement stipulated a total annual volume of 96 thousand tons, subject to a take-or-pay arrangement. The outstanding amount was approximately $6.0 million as of December 31, 2025.

(an) Usiminas S.A. signed in July 2025 contracts with Ical Industria de Calcinacao Ltda. for the supply of lime and limestone for the industrial unit of Ipatinga, with a minimum monthly consumption volume of 9,282 tons of lime and 23,400 tons of limestone until August 2026. The outstanding amount was approximately $16.2 million as of December 31, 2025. The contract's terms consider the payment of 100% take-or-pay.

(ao) Usiminas S.A. signed in January 2025 a contract of iron ore purchase agreement with BEMISA HOLDING SA until December 2026. Usiminas has the obligation to take or pay the 95% of the contracted volume. The outstanding amount was approximately $51.2 million as of December 31, 2025.

(iii) Restrictions on the distribution of profits
In accordance with Luxembourg Law, the Company is required to transfer a minimum of 5% of its net profit for each financial year to a legal reserve until such reserve equals 10% of the issued share capital.
As of December 31, 2025, this reserve is fully allocated and additional allocations to the reserve are not required under Luxembourg law. Dividends may not be paid out of the legal reserve.
The Company may pay dividends to the extent, among other conditions, that it has distributable retained earnings calculated in accordance with Luxembourg law and regulations.